Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, net of tax expense	$ 0.0
Change in fair value of cash flow hedges, (recovery) and expense	(0.6)	$ 0.4
Change in pension and other post-employment benefits, tax expense	$ 3.5	$ 3.8